Related Party Balances and Transactions (Details) - Schedule of Amount Due from and Due to Related Parties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mr. Siu Wing Fung, Alfred (“Mr. Siu”) and Ms. Fong Hei Yue, Tina (“Ms. Fong”) [Member]
Due from shareholders consist of the following:
Relationship		Shareholders and directors (note 1)
Due to Related Parties	$ 354,285	$ 2,240,872
Harcourt Limited [Member]
Due from shareholders consist of the following:
Relationship		A related company (note 2)
Due to Related Parties		$ (110,773)